COMMITMENTS AND CONTINGENCIES (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 26, 2012	Dec. 31, 2011
Legal action
Contingencies
Amount of damages obligated to incurred		$ 4.3
Minimum amount of loss probable to be incurred		0.8
Maximum amount of loss probable to be incurred		1.58
Trade action
Contingencies
Amount of damages obligated to incurred		$ 3.3
Tariff rate (as a percent)	4.73%